UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Jennison Blend Fund, Inc.

(Exact name of registrant as specified in charter)

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey	07102
(Address of principal executive offices)	(Zip code)

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

Registrant’s telephone number, including area code:             800-225-1852

Date of fiscal year end:                 8/31/2007 (Registrant changed its fiscal year end from December 31)

Date of reporting period:                 6/30/2007

Item 1 – Reports to Stockholders

Jennison Blend Fund, Inc.

JUNE 30, 2007	SEMIANNUAL REPORT

FUND TYPE

Large-capitalization stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2007, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

August 15, 2007

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

The Fund’s fiscal year has changed from an annual reporting period that ends December 31 to one that ends August 31. This change should have no impact on the way the Fund is managed. Shareholders will receive future annual and semiannual reports on the new fiscal year-end schedule.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial adviser.

Sincerely,

Judy A. Rice, President

Jennison Blend Fund, Inc.

Jennison Blend Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of Jennison Blend Fund, Inc. is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 0.93%; Class B, 1.63%; Class C, 1.63%; Class Z, 0.63%. Net operating expenses apply to: Class A, 0.88%; Class B, 1.63%; Class C, 1.63%; Class Z, 0.63%, after contractual reduction through 4/30/2008.

Cumulative Total Returns as of 6/30/07
	Six Months	One Year	Five Years	Ten Years
Class A	9.05%	21.60%	80.43%	95.53%
Class B	8.61	20.74	73.69	81.45
Class C	8.61	20.74	73.71	81.46
Class Z	9.14	21.93	82.63	100.45
S&P 500 Index[1]	6.96	20.57	66.25	99.06
Russell 1000® Index[2]	7.18	20.43	71.01	107.04
Lipper Large-Cap Core Funds Avg.[3]	6.94	19.59	56.62	84.28

Average Annual Total Returns[4] as of 6/30/07
		One Year	Five Years	Ten Years
Class A		14.91%	11.26%	6.33%
Class B		15.74	11.55	6.14
Class C		19.74	11.68	6.14
Class Z		21.93	12.80	7.20
S&P 500 Index[1]		20.57	10.70	7.13
Russell 1000® Index[2]		20.43	11.33	7.55
Lipper Large-Cap Core Funds Avg.[3]		19.59	9.33	6.09

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

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Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed.

2The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000 Index.

3The Lipper Large-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Core Funds category. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Within the Lipper Average, large-cap core funds have more latitude with respect to the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

4The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Investors cannot invest directly in an Index. The returns for the S&P 500 Index and the Russell 1000 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 6/30/07
American International Group, Inc./Insurance	3.0%
Google, Inc. (Class A)/Internet Software & Services	2.5
UBS AG/Capital Markets	2.4
News Corp. “Class A”/Media	2.1
Wyeth/Pharmaceuticals	2.0

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 6/30/07
Oil, Gas & Consumable Fuels	8.8%
Pharmaceuticals	7.0
Media	5.8
Capital Markets	5.7
Insurance	5.6

Industry weightings are subject to change.

Jennison Blend Fund, Inc.	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2007, at the beginning of the period, and held through the six-month period ended June 30, 2007. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

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expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Blend Fund, Inc.		Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,090.50	0.88%	$4.56
	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41

Class B	Actual	$1,000.00	$1,086.10	1.63%	$8.43
	Hypothetical	$1,000.00	$1,016.71	1.63%	$8.15

Class C	Actual	$1,000.00	$1,086.10	1.63%	$8.43
	Hypothetical	$1,000.00	$1,016.71	1.63%	$8.15

Class Z	Actual	$1,000.00	$1,091.40	0.63%	$3.27
	Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2007, and divided by the 365 days in the Fund’s fiscal year ending December 31, 2007 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Jennison Blend Fund, Inc.	5

Portfolio of Investments

as of June 30, 2007 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.3%
COMMON STOCKS

Aerospace & Defense 3.6%
243,200	Boeing Co.	$23,386,112
364,200	Honeywell International, Inc.(b)	20,497,176
307,100	United Technologies Corp.	21,782,603

		65,665,891

Beverages 1.2%
348,586	PepsiCo, Inc.	22,605,802

Biotechnology 3.6%
284,700	Amgen, Inc.(a)	15,741,063
265,000	Genentech, Inc.(a)	20,049,900
804,398	Gilead Sciences, Inc.(a)(b)	31,186,510

		66,977,473

Building Products 1.1%
333,700	American Standard Cos., Inc.	19,681,626

Capital Markets 5.7%
538,900	Bank of New York Co., Inc. (The)	22,332,016
653,000	Charles Schwab Corp. (The)	13,399,560
110,600	Goldman Sachs Group, Inc.	23,972,550
755,100	UBS AG	45,313,551

		105,017,677

Chemicals 1.0%
380,800	E.I. du Pont de Nemours & Co.	19,359,872

Commercial Services & Supplies 1.4%
658,900	Waste Management, Inc.	25,730,045

Communications Equipment 4.0%
238,600	Ciena Corp.(a)(b)	8,620,618
635,900	Cisco Systems, Inc.(a)	17,709,815
342,900	Juniper Networks, Inc.(a)	8,630,793
606,100	QUALCOMM, Inc.	26,298,679
61,700	Research In Motion Ltd.(a)	12,339,383

		73,599,288

See Notes to Financial Statements.

Jennison Blend Fund, Inc.	7

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

Shares	Description	Value (Note 1)

Computers & Peripherals 4.0%
245,000	Apple, Inc.(a)	$29,899,800
510,200	Hewlett-Packard Co.	22,765,124
940,100	Seagate Technology(b)	20,465,977

		73,130,901

Consumer Finance 0.7%
214,500	American Express Co.	13,123,110

Diversified Consumer Services 2.4%
615,900	Career Education Corp.(a)(b)	20,798,943
1,025,100	H&R Block, Inc.	23,956,587

		44,755,530

Diversified Financial Services 4.1%
617,400	Citigroup, Inc.	31,666,446
983,900	KKR Private Equity Investors LLP - RDU, Physical, Private Placement, 144A (cost 24,109,349; purchased 5/3/06 - 8/3/06)(a)(d)(e)	22,137,750
235,600	KKR Private Equity Investors LLP	5,301,000
221,700	NYSE Euronext(b)	16,321,554

		75,426,750

Electric Utilities 1.7%
130,100	Entergy Corp.	13,966,235
392,900	Progress Energy, Inc.	17,912,311

		31,878,546

Electronic Equipment & Instruments 0.7%
268,400	Sony Corp. ADR (Japan)(b)	13,787,708

Energy Equipment & Services 2.0%
231,300	Schlumberger Ltd.(b)	19,646,622
366,100	Tenaris SA ADR (Luxembourg)	17,924,256

		37,570,878

Food & Staples Retailing 1.9%
571,600	Kroger Co. (The)	16,079,108
400,800	Wal-Mart Stores, Inc.	19,282,488

		35,361,596

Food Products 2.4%
405,203	Cadbury Schweppes PLC ADR (United Kingdom)	22,002,523
861,500	ConAgra Foods, Inc.	23,139,890

		45,142,413

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Healthcare Equipment & Supplies 0.9%
118,400	Alcon, Inc.	$15,973,344

Healthcare Providers & Services 1.2%
596,800	Omnicare, Inc.(b)	21,520,608

Hotels, Restaurants & Leisure 0.8%
347,700	Marriott International, Inc. “Class A”(b)	15,034,548

Household Products 2.3%
283,900	Kimberly-Clark Corp.	18,990,071
391,300	Procter & Gamble Co.	23,943,647

		42,933,718

Independent Power Producers & Energy Traders 1.1%
493,400	NRG Energy, Inc.(a)(b)	20,510,638

Industrial Conglomerates 1.2%
584,500	General Electric Co.	22,374,660

Insurance 5.6%
792,300	American International Group, Inc.	55,484,769
471,400	Axis Capital Holdings, Ltd.	19,162,410
567,400	Loews Corp.	28,926,052

		103,573,231

Internet Software & Services 2.9%
135,600	Akamai Technologies, Inc.(a)(b)	6,595,584
89,000	Google, Inc. “Class A”(a)	46,580,820

		53,176,404

Media 5.8%
942,800	Disney (Walt) Co.	32,187,192
580,499	Liberty Global, Inc. “Series C”(a)	22,813,611
1,799,700	News Corp. “Class A”	38,171,637
1,242,100	XM Satellite Radio Holdings, Inc. “Class A”(a)	14,619,517

		107,791,957

Metals & Mining 1.3%
282,600	Freeport-McMoRan Copper & Gold, Inc. “Class B”	23,404,932

See Notes to Financial Statements.

Jennison Blend Fund, Inc.	9

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

Shares	Description	Value (Note 1)

Multiline Retail 1.4%
196,700	Kohl’s Corp.(a)	$13,971,601
194,900	Target Corp.(b)	12,395,640

		26,367,241

Multi-Utilities 0.9%
283,300	Sempra Energy	16,779,859

Office Electronics 1.1%
1,096,800	Xerox Corp.(a)	20,268,864

Oil, Gas & Consumable Fuels 8.8%
410,700	Hess Corp.	24,214,872
37,900	Murphy Oil Corp.	2,252,776
756,400	Nexen, Inc.	23,410,580
450,000	Occidental Petroleum Corp.	26,046,000
243,800	Petroleo Brasileiro SA ADR (Brazil)(b)	29,565,626
394,482	Suncor Energy, Inc. (Canada)	35,535,783
265,600	Total SA ADR (France)	21,508,288

		162,533,925

Pharmaceuticals 7.0%
384,100	Abbott Laboratories	20,568,555
198,300	Elan Corp. PLC ADR (Ireland)(a)	4,348,719
210,900	Novartis AG ADR (Switzerland)	11,825,163
289,900	Roche Holding AG ADR (Switzerland)	25,711,608
554,800	Schering-Plough Corp.	16,888,112
309,500	Teva Pharmaceutical Industries Ltd. ADR (Israel)(b)	12,766,875
651,800	Wyeth	37,374,212

		129,483,244

Semiconductors & Semiconductor Equipment 3.3%
336,200	Broadcom Corp. “Class A”(a)	9,833,850
922,800	Intel Corp.	21,925,728
980,800	Marvell Technology Group Ltd.(a)(b)	17,860,368
1,081,100	Spansion, Inc.(a)(b)	12,000,210

		61,620,156

Software 4.4%
839,800	Adobe Systems, Inc.(a)	33,717,970
815,100	Microsoft Corp.	24,020,997
1,175,600	Symantec Corp.(a)	23,747,120

		81,486,087

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Specialty Retail 1.4%
534,700	Best Buy Co., Inc.	$24,954,449

Textiles, Apparel & Luxury Goods 1.4%
556,400	Coach, Inc.(a)	26,367,796

Thrifts & Mortgage Finance 1.5%
434,300	Fannie Mae(b)	28,372,819

Tobacco 1.1%
281,600	Altria Group, Inc.	19,751,424

Wireless Telecommunication Services 1.4%
51,700	NII Holdings, Inc.(a)(b)	4,174,258
1,087,800	Sprint Nextel Corp.	22,528,338

		26,702,596

	Total long-term investments (cost $1,422,278,149)	1,819,797,606

SHORT-TERM INVESTMENT 11.7%

Affiliated Money Market Mutual Fund
216,581,944	Dryden Core Investment Fund - Taxable Money Market Series (cost $216,581,944; includes $192,749,852 of cash collateral received from securities on loan)(c)(f)	216,581,944

	Total Investments 110.0% (cost $1,638,860,093; Note 5)	2,036,379,550
	Liabilities in excess of other assets (10.0%)	(185,222,584)

	Net Assets 100.0%	$1,851,156,966

The following abbreviations are used in portfolio descriptions:

ADR—American Depositary Receipt

RDU—Restricted Depositary Unit

(a)	Non-income producing security.
(b)	All or portion of securities on loan. The aggregate market value of such securities is $181,157,553; cash collateral of $192,749,852 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(e)	Indicates a restricted security. The aggregate cost of the security is $24,109,349. The aggregate market value of $22,137,750 represents 1.2% of net assets.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund—Taxable Money Market Series.

See Notes to Financial Statements.

Jennison Blend Fund, Inc.	11

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Affiliated Money Market Mutual Fund (including 10.4% of collateral received for securities on loan)	11.7%
Oil, Gas & Consumable Fuels	8.8
Pharmaceuticals	7.0
Media	5.8
Capital Markets	5.7
Insurance	5.6
Software	4.4
Diversified Financial Services	4.1
Communications Equipment	4.0
Computers & Peripherals	4.0
Aerospace & Defense	3.6
Biotechnology	3.6
Semiconductors & Semiconductor Equipment	3.3
Internet Software & Services	2.9
Diversified Consumer Services	2.4
Food Products	2.4
Household Products	2.3
Energy Equipment & Services	2.0
Food & Staples Retailing	1.9
Electric Utilities	1.7
Thrifts & Mortgage Finance	1.5
Commercial Services & Supplies	1.4
Multiline Retail	1.4
Specialty Retail	1.4
Textiles, Apparel & Luxury Goods	1.4
Wireless Telecommunication Services	1.4
Metals & Mining	1.3
Beverages	1.2
Healthcare Providers & Services	1.2
Industrial Conglomerates	1.2
Building Products	1.1
Independent Power Producers & Energy Traders	1.1
Office Electronics	1.1
Tobacco	1.1
Chemicals	1.0
Healthcare Equipment & Supplies	0.9
Multi-Utilities	0.9
Hotels, Restaurants & Leisure	0.8
Consumer Finance	0.7
Energy Equipment & Instruments	0.7

110.0
Liabilities in excess of other assets	(10.0)

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

JUNE 30, 2007	SEMIANNUAL REPORT

Jennison Blend Fund, Inc.

Statement of Assets and Liabilities

as of June 30, 2007 (Unaudited)

Assets
Investments, at value including securities on loan of $181,157,553:
Unaffiliated investments (cost $1,422,278,149)	$1,819,797,606
Affiliated investments (cost $216,581,944)	216,581,944
Foreign currency, at value (cost $34,522)	37,356
Receivable for investments sold	19,098,086
Dividends and interest receivable	1,140,819
Tax reclaim receivable	364,683
Receivable for Fund shares sold	189,120
Prepaid expenses	5,685

Total assets	2,057,215,299

Liabilities
Collateral for securities on loan	192,749,852
Payable for investments purchased	9,039,198
Payable to custodian	1,083,366
Payable for Fund shares reacquired	1,019,871
Management fee payable	722,566
Accrued expenses	639,770
Distribution fee payable	473,736
Transfer agent fee payable	315,066
Deferred directors’ fees payable	14,908

Total liabilities	206,058,333

Net Assets, June 30, 2007	$1,851,156,966

Net assets were comprised of:
Common stock, at par	$890,086
Paid-in capital in excess of par	1,345,116,577

1,346,006,663
Undistributed net investment income	1,406,436
Accumulated net realized gain on investment and foreign currency transactions	106,221,576
Net unrealized appreciation on investments and foreign currencies	397,522,291

Net Assets, June 30, 2007	$1,851,156,966

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($1,596,010,578 ÷ 76,557,283 shares of common stock issued and outstanding)	$20.85
Maximum sales charge (5.5% of offering price)	1.21

Maximum offering price to public	$22.06

Class B
Net asset value, offering price and redemption price per share
($131,288,786 ÷ 6,461,422 shares of common stock issued and outstanding)	$20.32

Class C
Net asset value, offering price and redemption price per share
($37,821,073 ÷ 1,861,252 shares of common stock issued and outstanding)	$20.32

Class Z
Net asset value, offering price and redemption price per share
($86,036,529 ÷ 4,128,650 shares of common stock issued and outstanding)	$20.84

See Notes to Financial Statements.

Jennison Blend Fund, Inc.	15

Statement of Operations

Six Months Ended June 30, 2007 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $506,828)	$11,668,576
Affiliated dividend income	1,001,192
Affiliated income from securities loaned, net	587,688
Interest	7,171

Total income	13,264,627

Expenses
Management fee	4,275,525
Distribution fee—Class A	1,950,088
Distribution fee—Class B	696,947
Distribution fee—Class C	185,643
Transfer agent’s fee and expenses (including affiliated expense of $824,000)	1,169,000
Custodian’s fees and expenses	92,000
Reports to shareholders	83,000
Insurance	30,000
Registration fees	28,000
Directors’ fees	23,000
Legal fees and expenses	15,000
Audit fee	8,000
Miscellaneous	11,762

Total expenses	8,567,965

Net investment income	4,696,662

Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain (loss) on:
Investment transactions	116,254,517
Foreign currency transactions	(19,581)
Short sale transactions	348,508

116,583,444

Net change in unrealized appreciation (depreciation) on:
Investments	36,202,412
Foreign currencies	17

36,202,429

Net gain on investments and foreign currencies	152,785,873

Net Increase In Net Assets Resulting From Operations	$157,482,535

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Increase (Decrease) In Net Assets
Operations
Net investment income	$4,696,662	$9,894,849
Net realized gain on investment and foreign currency transactions	116,583,444	199,783,545
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	36,202,429	(13,029,767)

Net increase in net asset resulting from operations	157,482,535	196,648,627

Dividends from net investment income (Note 1)
Class A	(4,811,988)	(8,094,471)
Class B	(74,633)	(161,417)
Class C	(20,185)	(32,448)
Class Z	(318,675)	(575,076)

	(5,225,481)	(8,863,412)

Distribution from net realized gains
Class A	(25,252,082)	(40,657,164)
Class B	(2,273,965)	(4,285,044)
Class C	(615,032)	(1,027,543)
Class Z	(1,310,678)	(2,106,447)

	(29,451,757)	(48,076,198)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	30,288,536	95,066,240
Net asset value of shares issued in reinvestment of dividends	33,020,255	54,174,554
Cost of shares reacquired	(142,117,334)	(334,723,297)

Net decrease in net assets from Fund share transactions	(78,808,543)	(185,482,503)

Total increase (decrease)	43,996,754	(45,773,486)

Net Assets
Beginning of period	1,807,160,212	1,852,933,698

End of period(a)	$1,851,156,966	$1,807,160,212

(a) Includes undistributed net investment income of:	$1,406,436	$1,935,255

See Notes to Financial Statements.

Jennison Blend Fund, Inc.	17

Notes to Financial Statements

(Unaudited)

Jennison Blend Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The investment objective of the Fund is long-term growth of capital. The Fund invests primarily in common stocks of major, established corporations.

The Fund’s fiscal year has changed from an annual reporting period that ends December 31 to one that ends August 31. This change should have no impact on the way the Fund is managed. Shareholders will receive future annual and semiannual reports on the new fiscal year-end schedule.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any

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restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation. As of June 30, 2007, there were no securities whose values were impacted by events occurring after the close of the security’s foreign market.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Restricted and Illiquid Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rate of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long term portfolio securities sold during the fiscal period.

Jennison Blend Fund, Inc.	19

Notes to Financial Statements

(Unaudited) Cont’d

Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at fiscal year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

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The use of derivative transactions involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. At fiscal year end, there were no open financial futures contracts.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions on sales of portfolio securities are calculated on the identified cost basis.

Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to respective class) and unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral, at least equal, at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, semi-annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Jennison Blend Fund, Inc.	21

Notes to Financial Statements

(Unaudited) Cont’d

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison assumes the day-to-day management responsibilities of the Fund and is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .50 of 1% of the Fund’s average daily net assets up to $500 million, .475 of 1% of the next $500 million of the Fund’s average daily net assets and .45 of 1% of the Fund’s average daily net assets in excess of $1 billion. The effective management fee rate was .47 of 1% for the six months ended June 30, 2007.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended June 30, 2007, PIMS contractually agreed to limit such fees to .25 of 1% of the average net assets of the Class A shares.

PIMS has advised the Fund that it has received approximately $269,800 in front-end sales charges resulting from sales of Class A shares, during the six months ended

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June 30, 2007. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended June 30, 2007, it received approximately $79,900 and $300 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA which was renewed on October 27, 2006 provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of .07 of 1% of the unused portion of the SCA. The expiration date of the SCA will be October 26, 2007. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2007.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended June 30, 2007, the Fund incurred approximately $199,700 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended June 30, 2007, Prudential Equity Group, LLC, an indirect, wholly-owned subsidiary of Prudential, and Wachovia Securities, LLC, an affiliate of PI, earned approximately $25,000 and $9,500, respectively, in broker commissions from portfolio transactions executed on behalf of the Fund.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For six months ended June 30, 2007, PIM has been compensated approximately $251,900 for these services.

Jennison Blend Fund, Inc.	23

Notes to Financial Statements

(Unaudited) Cont’d

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for six months ended June 30, 2007, aggregated $636,180,071 and $758,956,113, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2007 were as follows:

Tax Basis of Investment	Appreciation	Depreciation	Net Unrealized Appreciation of Investments
$1,648,485,860	$402,912,284	$15,018,594	$387,893,690

The difference between book basis and tax basis is primarily attributable to the deferred losses on wash sales. The adjusted net unrealized appreciation on tax basis includes other tax basis adjustments that are primarily attributable to appreciation of foreign currency and mark to market of receivables and payables.

During the fiscal year ended December 31, 2006, the Fund utilized approximately $116,826,000 of its prior year capital loss carryforward, which represents the entire carryforward.

The Fund also elected to treat net post-October currency losses of approximately $800 incurred in the two month period ended December 31, 2006 as having been incurred in the following fiscal year.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of

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purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 1 billion shares of common stock, $.01 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 250 million authorized shares.

Class A	Shares	Amount
Six months ended June 30, 2007:
Shares sold	845,553	$17,104,571
Shares issued in reinvestment of distributions	1,400,132	28,590,702
Shares reacquired	(5,924,450)	(120,164,638)

Net increase (decrease) in shares outstanding before conversion	(3,678,765)	(74,469,365)
Shares issued upon conversion from Class B	912,025	18,371,635

Net increase (decrease) in shares outstanding	(2,766,740)	$(56,097,730)

Year ended December 31, 2006:
Shares sold	2,566,612	$47,635,442
Shares issued in reinvestment of distributions	2,369,931	46,279,044
Shares reacquired	(15,257,208)	(283,893,761)

Net increase (decrease) in shares outstanding before conversion	(10,320,665)	(189,979,275)
Shares issued upon conversion from Class B	3,042,021	55,918,280

Net increase (decrease) in shares outstanding	(7,278,644)	$(134,060,995)

Class B
Six months ended June 30, 2007:
Shares sold	236,408	$4,659,700
Shares issued in reinvestment of dividends	114,076	2,272,387
Shares reacquired	(546,720)	(10,787,750)

Net increase (decrease) in shares outstanding before conversion	(196,236)	(3,855,663)
Shares reacquired upon conversion into Class A	(935,194)	(18,371,635)

Net increase (decrease) in shares outstanding	(1,131,430)	$(22,227,298)

Jennison Blend Fund, Inc.	25

Notes to Financial Statements

(Unaudited) Cont’d

Class B	Shares	Amount
Year ended December 31, 2006:
Shares sold	721,641	$13,178,438
Shares issued in reinvestment of dividends	225,077	4,303,102
Shares reacquired	(1,506,758)	(27,395,502)

Net increase (decrease) in shares outstanding before conversion	(560,040)	(9,913,962)
Shares reacquired upon conversion into Class A	(3,110,481)	(55,918,280)

Net increase (decrease) in shares outstanding	(3,670,521)	$(65,832,242)

Class C
Six months ended June 30, 2007:
Shares sold	71,538	$1,423,582
Shares issued in reinvestment of dividends	28,894	575,573
Shares reacquired	(200,267)	(3,937,988)

Net increase (decrease) in shares outstanding	(99,835)	$(1,938,833)

Year ended December 31, 2006:
Shares sold	405,204	$7,343,855
Shares issued in reinvestment of dividends	50,587	967,323
Shares reacquired	(531,641)	(9,711,174)

Net increase (decrease) in shares outstanding	(75,850)	$(1,399,996)

Class Z
Six months ended June 30, 2007:
Shares sold	345,297	$7,100,683
Shares issued in reinvestment of dividends	77,529	1,581,593
Shares reacquired	(356,885)	(7,226,958)

Net increase (decrease) in shares outstanding	65,941	$1,455,318

Year ended December 31, 2006:
Shares sold	1,448,624	$26,908,505
Shares issued in reinvestment of dividends	134,645	2,625,085
Shares reacquired	(741,222)	(13,722,860)

Net increase (decrease) in shares outstanding	842,047	$15,810,730

Note 7. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of

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tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. The impact of the tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006 the Securities and Exchange Commission delayed the effective date until the last net asset value calculation in the first required financial reporting period for its fiscal year beginning after December 15, 2006. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

Jennison Blend Fund, Inc.	27

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended June 30, 2007(b)
Per Share Operating Performance: Net Asset Value, Beginning of Period	$19.49

Income (loss) from investment operations
Net investment income	.06
Net realized and unrealized gain (loss) on investment and foreign currencies	1.69

Total from investment operations	1.75

Less Dividends and Distributions
Dividends from net investment income	(.06)
Distributions from net realized capital gains	(.33)

Total distributions	(.39)

Net asset value, end of period	$20.85

Total Return(a):	9.05%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,596,011
Average net assets (000)	$1,572,883
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	.88	%(d)
Expenses, excluding distribution and service (12b-1) fees	.63	%(d)
Net investment income	.58	%(d)
For Class A, B, C and Z shares:
Portfolio turnover rate	36	%(e)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not consider the effects of sales loads. Total returns for periods of less than one full year are not annualized.
(b)	Calculated based upon weighted average shares outstanding during the year.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended December 31,
2006(b)	2005(b)	2004(b)	2003(b)	2002(b)

$18.02	$15.36	$14.16	$10.82	$14.06

.12	.07	.12	.06	.05
1.98	2.65	1.21	3.33	(3.28)

2.10	2.72	1.33	3.39	(3.23)

(.10)	(.06)	(.13)	(.05)	(.01)
(.53)	—	—	—	—

(.63)	(.06)	(.13)	(.05)	(.01)

$19.49	$18.02	$15.36	$14.16	$10.82

11.70%	17.66%	9.44%	31.45%	(22.95)%

$1,546,221	$1,560,189	$1,463,097	$1,468,776	$1,171,741
$1,519,061	$1,435,124	$1,419,002	$1,274,069	$1,405,215

.90%	.93%	.94%	.98%	.95%
.65%	.68%	.69%	.73%	.70%
.63%	.46%	.82%	.48%	.40%

78%	102%	47%	51%	49%

See Notes to Financial Statements.

Jennison Blend Fund, Inc.	29

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended June 30, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$19.03

Income (loss) from investment operations
Net investment income	(.02)
Net realized and unrealized gain (loss) on investment and foreign currencies	1.65

Total from investment operations	1.63

Less Dividends and Distributions
Dividends from net investment income	(.01)
Distributions from net realized capital gains	(.33)

Total distributions	(.34)

Net asset value, end of period	$20.32

Total Return(a):	8.61%
Ratios/Supplemental Data:
Net assets, end of period (000)	$131,289
Average net assets (000)	$140,538
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.63	%(d)
Expenses, excluding distribution and service (12b-1) fees	.63	%(d)
Net investment income (loss)	(.17	)%(d)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not consider the effects of sales loads. Total returns for periods of less than one full year are not annualized.
(b)	Calculated based upon weighted average shares outstanding during the year.
(c)	Less than $0.005 per share.
(d)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended December 31,
2006(b)	2005(b)	2004(b)	2003(b)	2002(b)

$17.65	$15.11	$13.91	$10.67	$13.95

(.02)	(.05)	— (c)	(.03)	(.04)
1.95	2.59	1.20	3.27	(3.24)

1.93	2.54	1.20	3.24	(3.28)

(.02)	—	—	— (c)	—
(.53)	—	—	—	—

(.55)	—	—	—	—

$19.03	$17.65	$15.11	$13.91	$10.67

10.88%	16.81%	8.63%	30.39%	(23.51)%

$144,489	$198,831	$286,638	$406,632	$491,226
$172,902	$234,922	$344,619	$438,416	$736,091

1.65%	1.68%	1.69%	1.73%	1.70%
.65%	.68%	.69%	.73%	.70%
(.11)%	(.30)%	.03%	(.25)%	(.35)%

Jennison Blend Fund, Inc.	31

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended June 30, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$19.03

Income (loss) from investment operations
Net investment income	(.02)
Net realized and unrealized gain (loss) on investment and foreign currencies	1.65

Total from investment operations	1.63

Less Dividends and Distributions
Dividends from net investment income	(.01)
Distributions from net realized capital gains	(.33)

Total dividends	(.34)

Net asset value, end of period	$20.32

Total Return(a):	8.61%
Ratios/Supplemental Data:
Net assets, end of period (000)	$37,821
Average net assets (000)	$37,428
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.63	%(d)
Expenses, excluding distribution and service (12b-1) fees	.63	%(d)
Net investment income (loss)	(.17	)%(d)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not consider the effects of sales loads. Total returns for periods of less than one full year are not annualized.
(b)	Calculated based upon weighted average shares outstanding during the year.
(c)	Less than $0.005 per share.
(d)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended December 31,
2006(b)	2005(b)	2004(b)	2003(b)	2002(b)

$17.65	$15.11	$13.91	$10.67	$13.95

(.02)	(.05)	(.01)	(.03)	(.04)
1.95	2.59	1.21	3.27	(3.24)

1.93	2.54	1.20	3.24	(3.28)

(.02)	—	—	— (c)	—
(.53)	—	—	—	—

(.55)	—	—	—	—

$19.03	$17.65	$15.11	$13.91	$10.67

10.88%	16.81%	8.63%	30.41%	(23.51)%

$37,320	$35,961	$38,269	$42,548	$38,943
$36,931	$34,719	$39,288	$39,384	$49,304

1.65%	1.68%	1.69%	1.73%	1.70%
.65%	.68%	.69%	.73%	.70%
(.12)%	(.29)%	.06%	(.26)%	(.34)%

Jennison Blend Fund, Inc.	33

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended June 30, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$19.48

Income (loss) from investment operations
Net investment income	.08
Net realized and unrealized gain (loss) on investment and foreign currencies	1.69

Total from investment operations	1.77

Less Dividends and Distributions
Dividends from net investment income	(.08)
Distributions from net realized gains	(.33)

Total distributions	(.41)

Net asset value, end of period	$20.84

Total Return(a):	9.14%
Ratios/Supplemental Data:
Net assets, end of period (000)	$86,037
Average net assets (000)	$81,659
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.63	%(c)
Expenses, excluding distribution and service (12b-1) fees	.63	%(c)
Net investment income	.83	%(c)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not consider the effects of sales loads. Total returns for periods of less than one full year are not annualized.
(b)	Calculated based upon weighted average shares outstanding during the year.
(c)	Annualized.

See Notes to Financial Statements.

34	Visit our website at jennisondryden.com

Class Z
Year Ended December 31,
2006(b)	2005(b)	2004(b)	2003(b)	2002(b)

$17.99	$15.34	$14.16	$10.83	$14.06

.16	.11	.14	.09	.08
2.00	2.64	1.23	3.32	(3.27)

2.16	2.75	1.37	3.41	(3.19)

(.14)	(.10)	(.19)	(.08)	(.04)
(.53)	—	—	—	—

(.67)	(.10)	(.19)	(.08)	(.04)

$19.48	$17.99	$15.34	$14.16	$10.83

12.00%	17.96%	9.72%	31.64%	(22.67)%

$79,130	$57,953	$49,271	$149,130	$131,589
$72,654	$47,991	$76,918	$136,562	$165,724

.65%	.68%	.69%	.73%	.70%
.65%	.68%	.69%	.73%	.70%
.87%	.72%	.95%	.74%	.65%

Jennison Blend Fund, Inc.	35

Approval of Advisory Agreements

The Board of Directors (the “Board”) of Jennison Blend Fund, Inc. (the “Fund”) oversees the management of the Fund, and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 20-21, 2007 and approved the renewal of the agreements through July 31, 2008, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Directors did not identify any single factor that was dispositive and each Director attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 20-21, 2007.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

Several of the material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Jennison Blend Fund, Inc.

Approval of Advisory Agreements (continued)

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and Jennison. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and the fees of the non-Independent Directors of the Fund. The Board also considered the investment subadvisory services provided by Jennison, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and Jennison. The Board noted that Jennison is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

Performance of Jennison Blend Fund

The Board received and considered information about the Fund’s historical performance, noting that the Fund’s performance was in the third quartile over the one-year period, in the first quartile over the three-year and five-year periods, and in the second quartile over the ten-year period in relation to the Peer Universe (the Lipper retail and institutional Large-Cap Core Funds Performance Universe). The Board noted that the Fund’s performance over longer time periods had been strong, with the Fund outperforming both its benchmark index as well as the median performance of the mutual funds included in the Peer Universe over thee-year and five-year periods.

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The Board determined that the Fund’s performance was satisfactory.

Fees and Expenses

The Fund’s actual management fee of 0.471% (which reflects any subsidies, waivers or expense caps) ranked in the second quartile in its Peer Group. The Board concluded that the management and subadvisory fees were reasonable.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at its current level of assets, the Fund’s effective fee rate reflected some of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PI realizes any economies of scale.

Other Benefits to PI and Jennison

The Board considered potential ancillary benefits that might be received by PI and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits,

Jennison Blend Fund, Inc.

Approval of Advisory Agreements (continued)

brokerage commissions received by affiliates of Jennison, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS

Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	P.O. Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison Blend Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Blend Fund, Inc.
Share Class	A	B	C	Z
NASDAQ	PBQAX	PBQFX	PRECX	PEQZX
CUSIP	476289103	476289202	476289301	476289400

MF1O1E2    IFS-A137000    Ed. 08/2007

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Jennison Blend Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date August 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 23, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 23, 2007

*	Print the name and title of each signing officer under his or her signature.